Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Treasury stock NIS 0.01 par value [Member]	Additional paid-in capital [Member]	Retained earnings (accumulated losses) [Member]	Total
Balance, value at Dec. 31, 2016	$ 148	$ (1,898)	$ 76,463	$ (1,348)	$ 73,365
Balance, shares at Dec. 31, 2016	37,440,552	(2,092,376)
Exercise of share options and RSUs	$ 1		1,340		1,341
Exercise of share options and RSUs, shares	483,955
Share-based compensation expense			634		634
Dividend				(5,001)	(5,001)
Net income (loss)				13,962	13,962
Balance, value at Dec. 31, 2017	$ 149	$ (1,898)	78,437	7,613	84,301
Balance, shares at Dec. 31, 2017	37,924,507	(2,092,376)
Exercise of share options and RSUs	$ 2		1,755		1,757
Exercise of share options and RSUs, shares	610,938
Share-based compensation expense			1,681		1,681
Dividend				(5,063)	(5,063)
Net income (loss)				18,731	18,731
Balance, value at Dec. 31, 2018	$ 151	$ (1,898)	81,873	21,281	$ 101,407
Balance, shares at Dec. 31, 2018	38,535,445	(2,092,376)			36,443,069
Issuance of shares	$ 5		16,021		$ 16,026
Issuance of shares, shares	1,700,000				1,700,000
Exercise of share options and RSUs	$ 1		541		$ 542
Exercise of share options and RSUs, shares	506,910
Share-based compensation expense			2,892		2,892
Dividend				(6,551)	(6,551)
Net income (loss)				21,986	21,986
Balance, value at Dec. 31, 2019	$ 157	$ (1,898)	$ 101,327	$ 36,716	$ 136,302
Balance, shares at Dec. 31, 2019	40,742,355	(2,092,376)			38,649,979